REVENUES AND CONTRACT ACCOUNTING (Details Narrative) - USD ($)		3 Months Ended		12 Months Ended
	May 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Contract liabilities		$ 10,367,852		$ 11,805,018	$ 1,666,243
Contract liabilities for technology systems				0	661,048
Services and consulting recognized		3,022,901		601,560
Current contract liabilities		2,192,484		2,192,484
Non-current contract liabilities		6,851,513		7,399,634
Revenues		4,952,185	$ 1,070,680	7,280,885	7,471,198
Equity Method Investment - Sawgrass APR Holdings LLC		7,233,000		7,233,000
Sawgrass APR Holdings LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity Method Investment - Sawgrass APR Holdings LLC		7,233,000		7,233,000
Sawgrass Holdings LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Contract liabilities		3,750,000		5,000,000
Sawgrass Parent [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Deferred revenue		7,200,000
Equity Method Investment - Sawgrass APR Holdings LLC				7,200,000
Asset Management Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Deferred revenue				7,200,000
Carrying value of common units received		7,200,000		7,200,000
Equity Method Investment - Sawgrass APR Holdings LLC		7,200,000
Asset Management Agreement [Member] | Sawgrass APR Holdings LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Deferred revenue		3,750,000		5,000,000.0
Equity Method Investment - Sawgrass APR Holdings LLC				7,233,000
Asset Management Agreement [Member] | Sawgrass Holdings LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Advance payment		5,000,000.0		5,000,000.0
Revenues		1,250,000		0
Customer Contracts [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Deferred revenue	$ 11,161,428
Recognized deferred revenue	199,008	$ 548,122		$ 1,569,310
Revenues	$ 199,008